Financial instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Carrying amount	$ 120,805
Contractual cash flows	228,526
Contractual Obligation, Due in Next Twelve Months	116,332
Contractual Obligation, Due in Second and Third Year	24,082
Contractual Obligation, Due in Fourth and Fifth Year	17,027
Contractual Obligation, Due after Fifth Year	71,135
Accounts Payable and Accrued Liabilities [Member]
Carrying amount	53,523
Contractual cash flows	53,523
Contractual Obligation, Due in Next Twelve Months	53,523
Contractual Obligation, Due in Second and Third Year	0
Contractual Obligation, Due in Fourth and Fifth Year	0
Contractual Obligation, Due after Fifth Year	0
Unsecured subordinated debentures [Member]
Carrying amount	33,847	[1]
Contractual cash flows	36,902	[1]
Contractual Obligation, Due in Next Twelve Months	36,902	[1]
Contractual Obligation, Due in Second and Third Year	0	[1]
Contractual Obligation, Due in Fourth and Fifth Year	0	[1]
Contractual Obligation, Due after Fifth Year	0	[1]
Senior financing [Member]
Carrying amount	15,941	[2]
Contractual cash flows	17,167	[2]
Contractual Obligation, Due in Next Twelve Months	4,705	[2]
Contractual Obligation, Due in Second and Third Year	9,999	[2]
Contractual Obligation, Due in Fourth and Fifth Year	2,463	[2]
Contractual Obligation, Due after Fifth Year	0	[2]
Senior revolving financing [Member]
Carrying amount	13,779	[3]
Contractual cash flows	14,171	[3]
Contractual Obligation, Due in Next Twelve Months	14,171	[3]
Contractual Obligation, Due in Second and Third Year	0	[3]
Contractual Obligation, Due in Fourth and Fifth Year	0	[3]
Contractual Obligation, Due after Fifth Year	0	[3]
Other bank financing [Member]
Carrying amount	403
Contractual cash flows	403
Contractual Obligation, Due in Next Twelve Months	403
Contractual Obligation, Due in Second and Third Year	0
Contractual Obligation, Due in Fourth and Fifth Year	0
Contractual Obligation, Due after Fifth Year	0
other long-term debt [Member]
Carrying amount	2,043
Contractual cash flows	2,057
Contractual Obligation, Due in Next Twelve Months	696
Contractual Obligation, Due in Second and Third Year	875
Contractual Obligation, Due in Fourth and Fifth Year	486
Contractual Obligation, Due after Fifth Year	0
Operating lease commitments [Member]
Carrying amount	0
Contractual cash flows	84,154
Contractual Obligation, Due in Next Twelve Months	4,613
Contractual Obligation, Due in Second and Third Year	10,670
Contractual Obligation, Due in Fourth and Fifth Year	11,549
Contractual Obligation, Due after Fifth Year	57,322
Royalty payments [Member]
Carrying amount	1,269	[4]
Contractual cash flows	20,149	[4]
Contractual Obligation, Due in Next Twelve Months	1,269	[4]
Contractual Obligation, Due in Second and Third Year	2,538	[4]
Contractual Obligation, Due in Fourth and Fifth Year	2,529	[4]
Contractual Obligation, Due after Fifth Year	$ 13,813	[4]

[1]	Includes interest at 9%.
[2]	Includes interest at 2.8% the rate in effect at December 31, 2013
[3]	Includes interest at 2.8%, the rate in effect at December 31, 2013
[4]	From fiscal 2011 to 2015 inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,269 (CDN$1,350) or 0.33% of the Company's gross annual revenue from all sources, provided that gross revenue exceeds $12,693 (CDN$13,500) in any aforementioned fiscal year, up to a maximum of $26,514 (CDN$28,189). The Company has assumed the minimum required payments.